May 3, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Dreyfus New Leaders Fund, Inc.
      File Nos. 2-88816
      CIK No. 0000737520

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on April 25, 2000.


                                                      Very truly yours,


                                                      Christine Brennan







CB\

cc:   Ernst & Young LLP
      Stroock & Stroock & Lavan LLP